TANGIBLE ASSETS - Impairment Allocation (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			$ 279
Impairment of goodwill			8	$ 0	$ 0
Impairment of right of use assets			17
Impairment loss recognised in profit or loss			304
Mine development costs
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			109
Mine infrastructure
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			146
Mineral rights and dumps
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			16
Land and buildings
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			8
Córrego do Sítio
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			178
Impairment of goodwill			0
Impairment of right of use assets			11
Impairment loss recognised in profit or loss		$ 189	189
Córrego do Sítio | Mine development costs
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			58
Córrego do Sítio | Mine infrastructure
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			98
Córrego do Sítio | Mineral rights and dumps
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			16
Córrego do Sítio | Land and buildings
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			6
Cuiabá
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			65
Impairment of goodwill			0
Impairment of right of use assets			5
Impairment loss recognised in profit or loss			70
Cuiabá | Mine development costs
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			34
Cuiabá | Mine infrastructure
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			30
Cuiabá | Mineral rights and dumps
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			0
Cuiabá | Land and buildings
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			1
Serra Grande
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			36
Impairment of goodwill			8
Impairment of right of use assets			1
Impairment loss recognised in profit or loss	$ 45		45
Serra Grande | Mine development costs
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			17
Serra Grande | Mine infrastructure
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			18
Serra Grande | Mineral rights and dumps
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			0
Serra Grande | Land and buildings
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of tangible assets			$ 1